Equity (Details)			6 Months Ended		12 Months Ended
	May 04, 2023 USD ($) $ / shares	Feb. 28, 2023 USD ($) $ / shares	Jun. 30, 2023 USD ($) Vote $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Feb. 28, 2022 USD ($)
Equity [Abstract]
Share capital			$ 11,615,327		$ 11,605,513
Ordinary shares subscribed and disbursed (in shares) | shares			116,153,273		116,055,126
Nominal value per share (in dollars per share) | $ / shares			$ 0.1
Voting right per share | Vote			1
Reduction of share premium			$ 0
Capital contribution by non-controlling interests			$ 10,476,000	$ 0
Treasury shares held (in shares) | shares			0		0
Number of treasury share transactions in the period (in shares) | shares			0		0
Chile PV 3 [Member]
Equity [Abstract]
Capital contribution by non-controlling interests			$ 10,500,000
First Quarter [Member]
Equity [Abstract]
Dividend declaration date	May 04, 2023
Dividend paid date	Jun. 15, 2023
Dividends paid (in dollars per share) | $ / shares	$ 0.445
Dividends paid	$ 51,700,000
Fourth Quarter [Member]
Equity [Abstract]
Dividend declaration date		Feb. 28, 2023
Dividend paid date		Mar. 25, 2023
Dividends paid (in dollars per share) | $ / shares		$ 0.445
Dividends paid		$ 51,700,000
Long-term Incentive Plans [Member]
Equity [Abstract]
Shares issued (in shares) | shares			98,147	222,803
Algonquin [Member]
Equity [Abstract]
Ownership interest			42.20%
Proportion of voting rights held by non-controlling interests			41.50%
Dividends paid to non-controlling interests			$ 10,700,000	$ 12,500,000
Itochu Corporation [Member]
Equity [Abstract]
Dividends paid to non-controlling interests			5,100,000	2,900,000
Algerian Energy Company, SPA [Member]
Equity [Abstract]
Dividends paid to non-controlling interests			6,700,000	5,300,000
IDC [Member]
Equity [Abstract]
Dividends paid to non-controlling interests			1,200,000	0
Kaxu Community Trust [Member]
Equity [Abstract]
Dividends paid to non-controlling interests			$ 1,200,000	$ 0
At the Market Program [Member]
Equity [Abstract]
Nominal value per share (in dollars per share) | $ / shares				$ 33.45
Shares issued (in shares) | shares			0	2,615,895
Net proceeds				$ 86,000,000
At the Market Program [Member] | Top of range [member]
Equity [Abstract]
Amount of offering			$ 150,000,000			$ 150,000,000
Share Premium [Member]
Equity [Abstract]
Reduction of share premium			$ (250,000,000)